Tema International Defense ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares		Value
Aerospace & Defense - 86.9% (a)
AeroVironment, Inc. (b)	648		$ 134,291
Airbus SE	1,008		211,279
Avio SpA	1,609		80,831
Avon Technologies PLC	3,480		81,264
Babcock International Group PLC	14,018		206,996
BAE Systems PLC	10,107		275,351
Boeing Co. (b)	312		72,119
Chemring Group PLC	35,066		259,255
CSG NV (b)	6,746		141,445
Dassault Aviation SA	721		256,329
Elbit Systems Ltd.	435		390,798
General Dynamics Corp.	216		74,913
Hensoldt AG	2,736		282,172
Kongsberg Gruppen ASA	9,240		331,868
L3Harris Technologies, Inc.	291		91,717
Leonardo DRS, Inc.	1,776		86,598
Leonardo SpA	4,009		254,473
Lockheed Martin Corp.	192		101,846
MTU Aero Engines AG	457		167,003
Northrop Grumman Corp.	120		67,642
QinetiQ Group PLC	37,441		253,872
Rheinmetall AG	123		185,560
Rocket Lab Corp. (b)	3,219		461,862
Rolls-Royce Holdings PLC	12,336		222,179
RTX Corp.	480		86,237
Saab AB	4,224		260,446
Safran SA	480		171,153
Thales SA	843		235,494
Tkms AG& Co. KGaA (b)	1,611		158,405
			5,603,398

IT Services - 4.1%
Indra Sistemas SA	3,960		262,725

Machinery - 4.5%
Kongsberg Maritime AS (b)	9,240		58,279
RENK Group AG	3,530		234,074
			292,353

Software - 2.2%
Palantir Technologies, Inc. - Class A (b)	912		142,765
TOTAL COMMON STOCKS (Cost $6,077,916)			6,301,241

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (c)	105,363		105,363
TOTAL MONEY MARKET FUNDS (Cost $105,363)			105,363

TOTAL INVESTMENTS - 99.3% (Cost $6,183,279)			6,406,604
Other Assets in Excess of Liabilities - 0.7%		0.00693	44,686
TOTAL NET ASSETS - 100.0%			$ 6,451,290

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema International Defense ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 6,301,241	$ –	$ –	$ 6,301,241
Money Market Funds	105,363	–	–	105,363
Total Investments	$ 6,406,604	$ –	$ –	$ 6,406,604

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 1,425,353	22.1%
United Kingdom	1,298,917	20.1
Germany	1,027,214	15.9
France	662,976	10.3
Israel	390,798	6.1
Norway	390,147	6.0
Italy	335,304	5.2
Spain	262,725	4.1
Sweden	260,446	4.0
Netherlands	211,279	3.3
Czech Republic	141,445	2.2
Other Assets in Excess of Liabilities	44,686	0.7
	$ 6,451,290	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Industrials	$ 5,895,751	91.4%
Information Technology	405,490	6.3
Money Market Funds	105,363	1.6
Other Assets in Excess of Liabilities	44,686	0.7
	$ 6,451,290	100.0%